Financial Assets and Liabilities - Summary of Restricted Cash (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 58,990	R$ 34,562
Securities pledged as collateral [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 58,990	R$ 34,562